Subsequent Events - Additional Information (Details) - USD ($)							2 Months Ended	6 Months Ended		12 Months Ended
	Aug. 16, 2021	Jul. 15, 2021	Jul. 08, 2021	Mar. 30, 2021	Jul. 09, 2020	Dec. 06, 2019	Aug. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 17, 2021	Feb. 02, 2021
Subsequent Event [Line Items]
Common stock, shares issued (in shares)								21,237,215		20,510,001	14,997,217
Proceeds from issuance of common stock						$ 150,000,000.0		$ 64,138,625	$ 49,040,510	$ 80,159,885	$ 68,009,105	$ 0
Sale of floating rate CMBS								$ 4,058,648		$ 11,626,802
Common stock issued (in shares)										7,800,716
Atlantis Mezzanine Loan [Member]
Subsequent Event [Line Items]
Real Estate Notes Receivable, Extension Option Term			12 months		12 months
Oaktree [Member]
Subsequent Event [Line Items]
Percentage of management fee to NAV payable to adviser per annum, payable monthly								1.00%
Proceeds from issuance of common stock						$ 86,900,000
Subsequent Event
Subsequent Event [Line Items]
Adviser Transition Agreement, Tender Offer In Event Repurchase Requests Exceed Specified Percentage		$ 150,000,000
Proceeds from issuance of common stock				$ 218,900,000
Payments for Deposits on Real Estate Acquisitions	$ 2,800,000
Subsequent Event | Condominium, Brooklyn, NY, Mortgage
Subsequent Event [Line Items]
Debt Instrument, Face Amount														$ 4,100,000
Subsequent Event | Condominium, San Francisco, CA, Mortgage
Subsequent Event [Line Items]
Debt Instrument, Face Amount													$ 12,700,000
Subsequent Event | Atlantis Mezzanine Loan [Member]
Subsequent Event [Line Items]
Real Estate Notes Receivable, Extension Option Term			12 months
Subsequent Event | Minimum [Member]
Subsequent Event [Line Items]
Adviser Transition Agreement, Tender Offer, Repurchase Requests Exceed Net Asset Value, Percentage							5.00%
Subsequent Event | Maximum [Member]
Subsequent Event [Line Items]
Adviser Transition Agreement, Tender Offer, Repurchase Requests Exceed Net Asset Value, Percentage							8.00%
Subsequent Event | Brookfield Adviser
Subsequent Event [Line Items]
Percentage of management fee to NAV payable to adviser per annum, payable monthly		1.25%
Interest In Real Property Investments, Gross Unlevered Value		$ 400,000,000
Interest In Real Property Investment, Expected Equity Contribution		180,000,000
Subsequent Event | Oaktree [Member]
Subsequent Event [Line Items]
Option Investments Purchase Agreement, Right To Purchase, Aggregate Common Stock Issued To Non-Affiliates		$ 1,000,000,000
Subsequent Event | CMBS
Subsequent Event [Line Items]
Sale of floating rate CMBS	$ 2,400,000									$ 4,900,000
Class S common stock
Subsequent Event [Line Items]
Common stock issued (in shares)										7,040,896
Class S common stock | Subsequent Event
Subsequent Event [Line Items]
Common stock issued (in shares)				14,411,775
Class I common stock
Subsequent Event [Line Items]
Common stock issued (in shares)										759,820
Class I common stock | Subsequent Event
Subsequent Event [Line Items]
Common stock issued (in shares)				7,129,017
Class C common stock | Subsequent Event
Subsequent Event [Line Items]
Common stock issued (in shares)				73,960
Common Stock | Subsequent Event
Subsequent Event [Line Items]
Common stock issued (in shares)				21,614,752
Offering | Subsequent Event
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	22,215,003
Proceeds from issuance of common stock	$ 229,400,000
Offering | Class S common stock
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	18,232,321
Offering | Class I common stock
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	2,694,932
Offering | Class C common stock
Subsequent Event [Line Items]
Common stock, shares issued (in shares)	1,287,750